Cover	3 Months Ended
Mar. 31, 2025
Cover [Abstract]
Document Type	S-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 1
Entity Registrant Name	Curative Biotechnology, Inc.
Entity Central Index Key	0001400271
Entity Primary SIC Number	2836
Entity Tax Identification Number	26-1412177
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	3801 PGA Blvd
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Palm Beach Gardens
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33410
City Area Code	(561)
Local Phone Number	907-8990
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false